Note 24 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
(Loss)/profit for the year	$ (27,879)	$ 5,581	$ (281)
Weighted average number of shares in issue (‘000s) (in shares)	13,557	7,624	5,514
Basic earnings/(loss) per share (dollars) (in dollars per share)	$ (2.06)	$ 0.73	$ (0.05)
Diluted earnings/(loss) per share (dollars) (in dollars per share)	$ (2.06)	$ 0.73	$ (0.05)